Commitments and contingencies - Schedule of future minimum lease payments under non-cancelable operating leases agreements (Detail)	Dec. 31, 2019 CNY (¥)
Operating lease agreements
2020	¥ 45,023,403
2021	26,297,961
2022	11,451,395
2023	1,297,103
2023 and thereafter	¥ 0